Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 814,709	$ 963,247
Less: unamortized discount and debt issuance costs	(7,631)	(10,945)
Total debt	807,078	952,302
Less: current portion	(103,843)	(166,745)
Non-current portion of long-term debt	703,235	785,557
Term Loans
Debt Instrument [Line Items]
Total principal	348,946	423,512
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 465,763	$ 539,735